Investments - Schedule of Measurements of Fair Value of Assets and Liabilities (Details) - BRL (R$) R$ in Millions		12 Months Ended
	Apr. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 20, 2023
IfrsStatementLineItems [Line Items]
Bargain purchase		R$ 5	R$ 4
Goodwill				R$ 6
C E M I G Sim [Member]
IfrsStatementLineItems [Line Items]
Net equity of the Montes Claros solar plant	R$ 20
Added value (fair value - book value)	1
Fair value of net assets acquired	21
Goodwill	1
Consideration paid	R$ 20